Financial Instruments - Summary of Company's Exposure to Currency Risk (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Currency Risk Exposure [line items]
Deferred income tax liabilities	$ (3,063)	$ (3,658)
Currency Risk [member]
Disclosure Of Currency Risk Exposure [line items]
Cash and cash equivalents	22	12
Accounts receivable and other current and non-current assets	28	9
Accounts payable and accrued liabilities and non-current liabilities	(400)	(346)
Sales and indirect taxes recoverable	278	363
Income taxes receivable (payable), current and non-current	(167)	(125)
Deferred income tax liabilities	(2,939)	(3,620)
Currency Risk [member] | Canada, Dollars
Disclosure Of Currency Risk Exposure [line items]
Cash and cash equivalents	5
Accounts receivable and other current and non-current assets	10	9
Accounts payable and accrued liabilities and non-current liabilities	(231)	(217)
Sales and indirect taxes recoverable	24	17
Income taxes receivable (payable), current and non-current	35	4
Deferred income tax liabilities	$ (270)	(708)
Possible exposure	10.00%
Impact on earnings excluding currency exposure related to taxes	$ 14
Impact on earnings from foreign exchange exposure related to taxes	145
Currency Risk [member] | Mexican Peso [member]
Disclosure Of Currency Risk Exposure [line items]
Cash and cash equivalents	3	11
Accounts receivable and other current and non-current assets	18
Accounts payable and accrued liabilities and non-current liabilities	(112)	(88)
Sales and indirect taxes recoverable	174	146
Income taxes receivable (payable), current and non-current	(203)	(127)
Deferred income tax liabilities	$ (2,273)	(2,354)
Possible exposure	20.00%
Impact on earnings excluding currency exposure related to taxes	$ 15
Impact on earnings from foreign exchange exposure related to taxes	82
Currency Risk [member] | Argentine Peso [member]
Disclosure Of Currency Risk Exposure [line items]
Cash and cash equivalents	14	1
Accounts payable and accrued liabilities and non-current liabilities	(57)	(41)
Sales and indirect taxes recoverable	80	200
Income taxes receivable (payable), current and non-current	1	(2)
Deferred income tax liabilities	$ (396)	$ (558)
Possible exposure	15.00%
Impact on earnings excluding currency exposure related to taxes	$ 5
Impact on earnings from foreign exchange exposure related to taxes	$ 75